Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended				3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	Oct. 22, 2021	Jul. 12, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021	Feb. 28, 2021	Jan. 15, 2021	Jul. 22, 2020
Subsequent Event [Line Items]
Shares issues			1,698,088
Aggregate purchase price			$ 50,000,000.0
Operating leases, rent expense							$ 500,000	$ 300,000					$ 1,200,000	$ 900,000	$ 1,300,000	$ 1,100,000
Shares issued, price per share			$ 0.000001
Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Outstanding balance of related party note										$ 0	$ 0				$ 0
Sale of stock, price per share							$ 10.00						$ 10.00
Aggregate purchase price									$ 25,000	$ 25,000	$ 25,000	[1],[2]	$ 1,100,000
Shares issued, price per share							$ 10.00			$ 10.00	$ 10.00		$ 10.00		$ 10.00		$ 10.00
Series D Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issues						4,869,854
Aggregate purchase price						$ 138,500,000
Shares issued, price per share						$ 0.000001
Series D Plus Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issues			1,698,088
Aggregate purchase price			$ 50,000,000.0
Shares issued, price per share			$ 0.000001
Existing Shareholders
Subsequent Event [Line Items]
Operating leases, rent expense		$ 67,000,000.0
PIPE Investors
Subsequent Event [Line Items]
Shares issues		27,500,000
Sale of stock, price per share		$ 10.00
Aggregate amount of commitments under subscription agreements		$ 275,000.00
PIPE Investors | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Sale of stock, price per share											$ 10.00				$ 10.00
Aggregate amount of commitments under subscription agreements	$ 200,000
PIPE Investors | Business Combination Agreement | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 75,000,000
Ses Holdings Pte. Ltd
Subsequent Event [Line Items]
Earn-out shares		30,000,000
Share price		$ 10.00
Closing stock trigger price for issuance of earn-out shares.		$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares		1 year
Maximum period of closing stock trigger price for issuance of earn-out shares		5 years
Business acquisition, date of acquisition agreement		Jul. 12, 2021
Ses Holdings Pte. Ltd | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Sale of stock, price per share	$ 10.00
Related Party Loans | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Outstanding balance of related party note											$ 0				$ 0					$ 500,000
Subsequent Event | Series D Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issues				4,869,854
Aggregate purchase price				$ 138,500,000
Shares issued, price per share				$ 0.000001
Subsequent Event | Series D Redeemable Convertible Preferred Stock | General Motors | Joint Development Agreement
Subsequent Event [Line Items]
Convertible preferred stock, nonredeemable or redeemable, issuer option, value				$ 50,000,000.0														$ 50,000,000.0
Subsequent Event | Series D Plus Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issues			1,698,088
Aggregate purchase price			$ 50,000,000.0
Shares issued, price per share			$ 0.000001
Subsequent Event | Series D Plus Redeemable Convertible Preferred Stock | Hyundai | Joint Development Agreement
Subsequent Event [Line Items]
Convertible preferred stock, nonredeemable or redeemable, issuer option, value			$ 50,000,000.0
Subsequent Event | Minimum
Subsequent Event [Line Items]
Operating leases, rent expense					$ 800,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Operating leases, rent expense					$ 1,500,000
Subsequent Event | Existing Shareholders
Subsequent Event [Line Items]
Aggregate purchase price		$ 67,000,000.0
Subsequent Event | PIPE Investors
Subsequent Event [Line Items]
Shares issues	7,500,000	27,450,000
Sale of stock, price per share	$ 10.00	$ 10.00
Aggregate purchase price	$ 75,000,000.0	$ 274,500,000
Subsequent Event | PIPE Investors | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares issues		20,000,000
Sale of stock, price per share		$ 10.00
Aggregate purchase price		$ 200,000,000
Aggregate amount of commitments under subscription agreements	$ 275,000
Subsequent Event | PIPE Investors | Business Combination Agreement
Subsequent Event [Line Items]
Shares issues	27,500,000
Sale of stock, price per share	$ 10.00
Aggregate purchase price	$ 275,000,000.0
Subsequent Event | Ses Holdings Pte. Ltd
Subsequent Event [Line Items]
Earn-out shares		29,999,947
Share price		$ 10.00
Closing stock trigger price for issuance of earn-out shares.		$ 18.00
Business acquisition, date of acquisition agreement		Jul. 12, 2021
Subsequent Event | Ses Holdings Pte. Ltd | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Earn-out shares		30,000,000
Share price		$ 10.00
Closing stock trigger price for issuance of earn-out shares.		$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares		1 year
Maximum period of closing stock trigger price for issuance of earn-out shares		5 years
Subsequent Event | Related Party Loans | Ivanhoe Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Outstanding balance of related party note																			$ 500,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).